GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 2,989,951	$ 19,078,809
Net Loss	$ 5,427,614	$ 5,913,724